Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net income	R$ 2,669,041	R$ 2,307,799	R$ 2,135,667
Adjustments to reconcile net income for the period with cash generation from operating activities:
Unrealized monetary and exchange variation and debt charges – net	2,650,447	2,071,041	1,951,552
Interest - bonus from the grant of concession agreements under the quota system	(119,557)	(120,800)	(114,370)
Remuneration of transmission concession contracts	(867,817)	(833,630)	(730,094)
Income tax and social contribution	196,186	177,999	371,104
Deferred income tax and social contribution	381,432	421,436	(17,047)
Equity in earnings of investees	(239,997)	(281,202)	(307,809)
Appropriation of post-employment benefits obligations	234,835	257,711	267,741
Creation for research and development and energy efficiency programs	204,301	181,675	165,459
Recognition of fair value of assets from the indemnity for the concession	(161,244)	(82,424)	(62,167)
Sectorial financial assets and liabilities result	(2,587,485)	(923,724)	(1,070,196)
Depreciation and amortization	1,481,886	1,465,478	1,382,040
Provision arising from the voluntary dismissal program	21,489	18,306	610,057
Long-Term Incentive Plan - ILP	24,972	5,595	0
Net operating estimated losses, provisions and reversals	270,787	345,102	92,235
Realization of added value in business combinations	(2,134)	(722)	(722)
Fair value in energy purchase and sale operations	(18,563)	36,604	(5,045)
Derivatives fair value	39,513	0	0
Loss on disposal of accounts receivable related to concession	6,089	3,265	270
Loss on disposal of contract assets	20,453	14,496	16,728
Loss on disposal of property, plant and equipment	42,783	32,234	10,458
Loss on disposal of intangible assets	148,017	76,183	78,728
Result of write-offs of use rights of assets and liabilities of leases - net	225	(4,774)	726
Result on the sale of properties	(335,595)	(264,434)	0
Adjustments for Gain arising from fair value measurement in a business combination	(141,661)	0	0
Other adjustments to reconcile profit (loss)	(34,624)	0	0
Total	3,883,779	4,903,214	4,775,315
Decrease (increase) in assets
Trade accounts receivable	583,133	602,196	188,437
Dividends and interest on own capital received	218,472	223,985	174,826
Judicial deposits	61,233	18,427	33,298
Sectorial financial assets	705,732	354,421	36,964
Other receivables	(124,395)	(73,515)	(11,555)
Inventories	(37,074)	38,402	18,741
Income tax and social contribution recoverable	(169,338)	(295,650)	(201,003)
Other taxes recoverable	(168,880)	(50,731)	(138,520)
Prepaid expenses	1,705	(342)	(2,281)
Related parties	621	715	(201)
Total decrease (increase) in assets	1,071,209	817,908	98,706
Increase (decrease) in liabilities
Payroll, social charges and accruals	161	(313,552)	297,343
Suppliers	441,154	72,730	19,506
Other taxes	1,151,954	882,575	974,083
Post-employment benefits	(200,116)	(219,780)	(224,809)
Sectorial charges due	15,283	(16,641)	14,978
Research and development and energy efficiency	(232,611)	(336,956)	(255,295)
Payable related to the concession	(117,607)	(110,385)	(115,736)
Other accounts payable	(435,763)	(131,259)	149,450
Provisions for legal claims	(344,547)	(345,138)	(372,838)
Total increase (decrease) in liabilities	277,908	(518,406)	486,682
CASH GENERATED BY OPERATING ACTIVITIES	5,232,896	5,202,716	5,360,703
Income tax and social contribution paid	(197,793)	(219,219)	(294,676)
Loans and financing - interest due and paid	(425,192)	(471,276)	(521,134)
Debentures - interest paid	(1,549,452)	(1,089,013)	(1,127,607)
Lease liabilities - interest paid, classified as operating activities.	(32,013)	(33,292)	(24,284)
NET CASH GENERATED BY OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	3,028,446	3,389,916	3,393,002
NET CASH GENERATED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	0	3,620	125,474
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,028,446	3,393,536	3,518,476
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	64,707	(32,939)	(44,061)
Additions to contract assets	(2,903,661)	(2,174,902)	(1,973,215)
Acquisitions of subsidiaries - effect on cash	(190,433)	0	(911,450)
Investment disposal	2,536,421	47,066	58,132
Acquisition of investments	(1,060,804)	0	0
Additions in investments	0	0	(10,780)
Capital reduction of investees	294	37,129	0
Additions to property, plant and equipment	(162,100)	(137,635)	(204,805)
Gains (losses) on disposals of property, plant and equipment	0	11,440	0
Additions to intangible assets	(43,788)	(4,098,286)	(13,388)
NET CASH USED BY INVESTMENT ACTIVITIES FROM CONTINUING OPERATIONS	(1,759,364)	(6,348,127)	(3,099,567)
NET CASH USED BY INVESTMENT ACTIVITIES FROM DISCONTINUED OPERATIONS	0	608,713	(35,524)
Cash flows from (used in) investing activities	(1,759,364)	(5,739,414)	(3,135,091)
Cash flows from (used in) financing activities [abstract]
Loans and financing obtained from third parties	0	5,051	45,325
Transaction costs of loans and financing obtained from third parties	0	(1,693)	(6,886)
Issue of debentures	5,000,000	3,920,000	2,900,000
Transaction costs in the issuing of debentures	(66,366)	(60,623)	(60,677)
Payments of principal - loans and financing	(1,254,405)	(261,753)	(260,971)
Payments of principal - debentures	(3,317,499)	(1,079,912)	(1,193,910)
Payments of lease liabilities, classified as financing activities	(69,583)	(70,949)	(69,293)
Capital increase	0	0	2,031,619
Transaction costs in capital increase	0	0	(14,941)
Share buyback	(70,046)	(50,044)	0
Premium paid to shareholders	(1,273,727)	0	0
Dividends and interest on own capital paid	(1,249,045)	(1,586,565)	(750,371)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	(2,300,671)	813,512	2,619,895
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	0	(9,656)	76,677
NET CASH GENERATED (USED) FROM FINANCING ACTIVITIES	(2,300,671)	803,856	2,696,572
Cash and cash equivalents at the beginning of the period	4,161,939	5,634,623	2,678,457
Cash and cash equivalents at the end of the period	3,130,363	4,161,939	5,634,623
Cash and cash equivalents from assets classified as held for sale	(13)	(69,338)	123,791
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	R$ (1,031,589)	R$ (1,542,022)	R$ 3,079,957